Interests in unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of unconsolidated structured entities [Abstract]
The size of unconsolidated structured entities

The size of unconsolidated structured entities as of December 31, 2019 and 2020 are as follows:

	2019		2020
Total assets:
Asset-backed securitization	~~W~~	208,441,947	253,958,036
Structured financing		195,374,046	257,475,395
Investment fund		215,371,530	203,863,889

	~~W~~	619,187,523	715,297,320

The carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities

(b)	Nature of risks

i) The carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities as of December 31, 2019 and 2020 are as follows:

	2019
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets:
Loans measured at fair value through profit or loss	~~W~~	10,646	69,727	—	80,373
Loan at amortized cost		785,134	10,207,866	664,024	11,657,024
Securities at fair value through profit or loss		3,705,565	70,407	9,378,374	13,154,346
Derivate assets		21,494	1,027	—	22,521
Securities at fair value through other comprehensive income		2,144,846	188,429	—	2,333,275
Securities at amortized cost		4,894,942	—	—	4,894,942
Other assets		3,244	14,776	58,948	76,968

	~~W~~	11,565,871	10,552,232	10,101,346	32,219,449

Liabilities:
Other liabilities	~~W~~	682	10,457	—	11,139

	2020
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets:
Loans measured at fair value through profit or loss	~~W~~	10,007	396,006	—	406,013
Loan at amortized cost		882,708	11,631,322	80,166	12,594,196
Securities at fair value through profit or loss		4,703,527	200,966	9,403,611	14,308,104
Derivate assets		10,353	1,050	—	11,403
Securities at fair value through other comprehensive income		2,105,239	122,664	—	2,227,903
Securities at amortized cost		6,294,228	—	—	6,294,228
Other assets		2,019	59,980	4,936	66,935

	~~W~~	14,008,081	12,411,988	9,488,713	35,908,782

Liabilities:
Derivate liabilities	~~W~~	582	—	—	582
Other liabilities		2,610	21,421	—	24,031

	~~W~~	3,192	21,421	—	24,613

Exposure to risk relating to its interests in unconsolidated structured entities

ii) Exposure to risk relating to its interests in unconsolidated structured entities as of December 31, 2019 and 2020 are as follows:

	2019
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	11,565,871	10,552,232	10,101,346	32,219,449
ABS and ABCP commitments		1,208,707	2,300	868,498	2,079,505
Loan commitments		845,904	855,520	—	1,701,424
Guarantees		139,522	4,000	—	143,522
Others		—	118,969	—	118,969

	~~W~~	13,760,004	11,533,021	10,969,844	36,262,869

	2020
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	14,008,081	12,411,988	9,488,713	35,908,782
ABS and ABCP commitments		932,113	2,300	1,923,035	2,857,448
Loan commitments		618,030	707,860	—	1,325,890
Guarantees		87,293	—	—	87,293
Others		—	123,210	5,887	129,097

	~~W~~	15,645,517	13,245,358	11,417,635	40,308,510